Related parties - Impact to income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related parties
Loans to customers - amortised cost	£ 400,326	£ 381,433
Customer deposits	£ 433,490	431,377
Related party, minimum ownership interest held (in %)	10.00%
Associates, joint ventures and equity shares
Related parties
Investments accounted for using equity method and other equity investments	£ 812	813
Loans to customers - amortised cost	4	13
Customer deposits	2	12
Other comprehensive income	(22)	(8)
Other operating income	19	(11)
Associates and joint ventures
Related parties
Investments accounted for using equity method	690	668
Customer deposits	1	2
Other operating income	19	(11)
Equity shares
Related parties
Investments other than investments accounted for using equity method	122	145
Loans to customers - amortised cost	4	13
Customer deposits	1	10
Other comprehensive income	£ (22)	£ (8)
Related party, minimum ownership interest held (in %)	10.00%